Provisions - Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Disclosure of other provisions [line items]
Beginning	₩ 1,095,906		₩ 989,076
Increase	533,655		639,210
Utilization	(520,678)		(491,273)
Reversal	(131,001)		(84,791)
Others	(90,129)	[1]	43,684	[2]
Ending	887,753		1,095,906
Provision for bonus payments [member]
Disclosure of other provisions [line items]
Beginning	169,432		138,533
Increase	181,221		176,677
Utilization	(158,529)		(137,092)
Reversal	(6,063)		(5,813)
Others	(1,670)	[1]	(2,873)	[2]
Ending	184,391		169,432
Provision for construction warranties [member]
Disclosure of other provisions [line items]
Beginning	205,974		236,660
Increase	42,653		52,438
Utilization	(49,117)		(73,853)
Reversal	(8,350)		(8,287)
Others	5,598	[1]	(984)	[2]
Ending	196,758		205,974
Provision for legal contingencies and claims [member]
Disclosure of other provisions [line items]
Beginning	106,341		93,491
Increase	16,327		47,344
Utilization	(48,144)		(33,175)
Reversal	(3,599)		(8,654)
Others	2,137	[1]	7,335	[2]
Ending	73,062		106,341
Provisions for the restoration [member]
Disclosure of other provisions [line items]
Beginning	191,146		159,531
Increase	104,227		45,130
Utilization	(9,887)		(43,168)
Reversal	(80)		(1,299)
Others	(109,586)	[1]	30,952	[2]
Ending	175,820		191,146
Others [member]
Disclosure of other provisions [line items]
Beginning	423,013		360,861
Increase	189,227		317,621
Utilization	(255,001)		(203,985)
Reversal	(112,909)		(60,738)
Others	13,392	[1]	9,254	[2]
Ending	₩ 257,722		₩ 423,013

[1]	Includes transfer to liabilities held for sale and adjustments of foreign currency translation differences and others.
[2]	Includes adjustments of foreign currency translation differences and others.